ACCRUED CONSULTING FEES (Details - Consulting fees payable) - USD ($)	Nov. 30, 2022	May 31, 2022	May 31, 2021
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	$ 1,036,917	$ 926,217	$ 832,967
C E O Agreement 2017 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	368,817	253,817
Wife Of C E O [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	314,600	318,100
Mother Of C E O [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	131,350	131,350
Service Provider [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	144,700	144,700
Service Provider 1 [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	48,000	48,000
Two Other Service Providers [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Accrued Professional Fees, Current	$ 29,450	$ 30,250